                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21834

                       YORK ENHANCED STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 17TH Floor
                            New York, New York 10153
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

                                   Copies to:
                                 David M. Mahle
                                    Jones Day
                              222 East 41ST Street
                            New York, New York 10017

       Registrant's telephone number, including area code: (212) 300-1300

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

                       York Enhanced Strategies Fund, LLC

                       Schedule of Investments (Unaudited)
                                 March 31, 2006

 NUMBER OF                                                                                  PERCENTAGE OF
   SHARES     DESCRIPTION                                                        VALUE        NET ASSETS
-----------   -----------                                                    ------------   -------------
              EQUITY SECURITIES
              BASIC MATERIALS
    100,000   Engelhard Corp.                                                $  3,961,000
     75,000   Mittal Steel Co. NV (NY Registered Shares)                        2,831,250
     15,000   Weyerhaeuser Co.                                                  1,086,450
                                                                             ------------       -----
              TOTAL BASIC MATERIALS                                             7,878,700         3.3%
                                                                             ------------       -----
              COMMUNICATIONS
     21,100   AboveNet, Inc.*                                                     822,900
    481,868   Globix Corp.*                                                     1,329,956
      1,761   Hughes Communications, Inc.*                                         73,082
    400,000   Liberty Media Corp.*                                              3,284,000
     30,000   Mobistar NPV                                                      2,174,640
     44,809   Motient Corp.*                                                      896,180
     45,000   RCN Corp.*                                                        1,165,500
      2,000   Skyterra Communications, Inc.*                                       40,000
    150,000   Telenet Corp.*                                                    3,256,514
                                                                             ------------       -----
              TOTAL COMMUNICATIONS                                             13,042,772         5.5
                                                                             ------------       -----
              CONSUMER CYCLICALS
     40,000   Wendy's International, Inc.                                       2,482,400         1.0
                                                                             ------------       -----
              CONSUMER NON-CYCLICALS
    100,000   Guidant Corp.                                                     7,806,000         3.3
                                                                             ------------       -----
              FINANCIALS
  1,500,000   Investment in Cerberus FIM Investors LLC*                         1,500,000         0.6
                                                                             ------------       -----
              INDUSTRIALS
     50,000   Atlas Air Worldwide Holdings, Inc.*                               2,355,000
    100,000   Stewart & Stevenson Services, Inc.                                3,648,000
                                                                             ------------       -----
              TOTAL INDUSTRIALS                                                 6,003,000         2.5
                                                                             ------------       -----
              INFORMATION TECHNOLOGY
     24,000   Fidelity National Information Services, Inc.                        973,200         0.4
                                                                             ------------       -----
              TOTAL EQUITY SECURITIES (COST -- $37,046,119)                    39,686,072        16.6
                                                                             ------------       -----
              PREFERRED SECURITIES#
              ENERGY
    100,000   Enron Corp., 7.00% +                                              1,400,000         0.6
                                                                             ------------       -----
              TOTAL ENERGY (COST -- $1,337,500)

 PAR VALUE    FIXED INCOME SECURITIES#
-----------
              COMMUNICATIONS
  1,000,000   Charter Communications Holdings II, LLC,
                 10.25%, due 9/15/10##                                        $   990,000
  7,000,000   Echostar DBS Corp., 7.125%, due 2/1/16##                          6,895,000
  2,182,660   Globix Corp., 11.00%, due 5/1/08 (PIK)                            1,853,515
 13,750,000   Mobile Satellite Ventures LP, 0.00%, due 4/1/13##++               8,181,250
                                                                             ------------       -----
              TOTAL COMMUNICATIONS                                             17,919,765         7.5
                                                                             ------------       -----
              CONSUMER CYCLICAL
  6,066,000   Leslie's Poolmart, 7.75%, due 2/1/13                              6,156,990
              Levi Strauss & Co.,
  4,000,000      9.28%, due 4/1/12**                                            4,160,000
  1,000,000      12.25%, due 12/15/12                                           1,140,000
              Rite Aid Corp.,
  7,279,000      6.875%, due 8/15/13                                            6,332,730
  3,000,000      7.50%, due 1/15/15                                             2,910,000
  5,000,000      9.25%, due 6/1/13                                              4,850,000
  3,500,000   Tenneco, Inc., 8.625%, due 11/15/14                               3,491,250
                                                                             ------------       -----
              TOTAL CONSUMER CYCLICAL                                          29,040,970        12.2
                                                                             ------------       -----
              CONSUMER NON-CYCLICAL
  4,290,000   Pathmark Stores, Inc., 8.75%, due 2/1/12                          4,139,850
              Select Medical Corp.,
  9,500,000      7.625%, due 2/1/15                                             8,645,000
  2,000,000      10.82%, due 09/15/15##**                                       1,845,000



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
  1,000,000   Stripes Acquisition LLC/Susser Finance Corp.,
                 10.625%, due 12/15/13##                                        1,045,000
                                                                             ------------       -----
              TOTAL CONSUMER NON-CYCLICAL                                      15,674,850         6.6%
                                                                             ------------       -----
              ENERGY
              Enron Corp., +
 10,000,000      4.375%, due 4/8/05                                             3,695,685
  2,500,000      6.31%, due 7/15/03##                                             500,000
  2,500,000      8.163%, due 2/7/21@                                              700,000
  2,500,000      8.31%, due 1/15/03##                                           1,418,750
                                                                             ------------       -----
              TOTAL ENERGY                                                      6,314,435         2.7
                                                                             ------------       -----
              FINANCIALS
  7,500,000   Dana Credit Corp., 8.375%, due 8/15/07##                          7,256,250
              Ford Motor Credit Co.,
    255,000      4.40%, due 1/20/09                                               211,969
    700,000      6.00%, due 1/20/15                                               523,250
    366,000      6.52%, due 3/10/13                                               269,888
    500,000      7.90%, due 5/18/15                                               405,000
              General Motors Acceptance Corp.,
    200,000      4.90%, due 1/15/08                                               179,000
    400,000      4.90%, due 10/15/09                                              336,600
    100,000      5.15%, due 2/15/08                                                89,000
    100,000      5.20%, due 11/15/09                                               81,770
    260,000      5.25%, due 8/15/09                                               215,254
    100,000      5.35%, due 8/15/08                                                87,500
    125,000      5.50%, due 8/15/07                                               116,000
    500,000      5.70%, due 1/15/17++                                             401,250
    104,000      6.10%, due 9/15/19                                                75,920
    100,000      6.25%, due 12/15/07                                               92,730
                                                                             ------------       -----
              TOTAL FINANCIALS                                                 10,341,381         4.3
                                                                             ------------       -----
              INDUSTRIAL
    680,829   Grupo TMM SA, 10.50%, due 8/1/07 (PIK)                              697,850
  2,115,000   Interpool, Inc., 6.00%, 9/1/14                                    1,966,950
                                                                             ------------       -----
              TOTAL INDUSTRIALS                                                 2,664,800         1.1
                                                                             ------------       -----
              TOTAL FIXED INCOME SECURITIES (COST $80,035,510)                 81,956,201        34.4
                                                                             ------------       -----
              LOAN PARTICIPATIONS AND ASSIGNMENTS#
              COMMUNICATIONS
    208,385   RCN Corp. Term Loan, LIBOR plus 4.25%, due 12/21/11                 212,553         0.1
                                                                             ------------       -----
              CONSUMER NON-CYCLICAL
              Gate Gourmet, Inc.,
    509,042      1st Lien Letter of Credit, LIBOR plus 2.75%, due 12/31/10        515,405
  4,072,335      1st Lien Term Loan, LIBOR plus 2.75%, due 3/9/12               4,123,239
  3,054,251      2nd Lien Credit Agreement, LIBOR plus 5.50%, due 3/19/13       3,122,972
              Georgia Pacific,
  1,995,000      Term Loan B, LIBOR plus 2.00%, due 2/14/13                     2,014,950
  3,000,000      Term Loan C, LIBOR plus 3.00%, due 12/23/13                    3,067,500
                                                                             ------------       -----
              TOTAL CONSUMER NON-CYCLICAL                                      12,844,066         5.4
                                                                             ------------       -----
              ENERGY
  5,000,000   Calpine Corp. Term Loan Tranche CPNL,
                 LIBOR plus 5.75%, due 7/15/07 +                                4,687,500
              Enron Corp., +
  1,616,742      Trade Claim 99092                                                646,697
    383,258      Trade Claim 99093                                                153,303
  4,000,000      Trade Claim 99004                                              1,550,000
  6,000,000      Trade Claim 11342, 13073 and 11141                             2,070,000
 11,016,146      Trade Claim 9314                                               3,304,843
              Redbud Energy LP,
    421,085      Term Loan B, LIBOR plus 2.25%, due 10/24/11                      360,027
  2,578,915      Term Loan A, LIBOR plus 1.75%, due 10/24/11                    2,204,972
                                                                             ------------       -----
              TOTAL ENERGY                                                     14,977,342         6.3
                                                                             ------------       -----
              HEALTH CARE
              HealthSouth Corp.,
  8,500,000      Bridge Term Loan, LIBOR plus 4.50%, due 3/10/07                8,478,750
 10,000,000      Term Loan B, LIBOR plus 3.25%, due 3/10/13                    10,100,000
                                                                             ------------       -----
              TOTAL HEALTH CARE                                                18,578,750         7.8
                                                                             ------------       -----
              REAL ESTATE
  6,350,400   LNR Property Corp., Mezzanine Tranche A,
                 LIBOR plus 4.50%, due 2/3/08                                   6,445,656         2.7
                                                                             ------------       -----
              TOTAL LOAN PARTICIPATIONS AND ASSIGNMENTS (COST $51,846,539)     53,058,367        22.3
                                                                             ------------       -----
              TOTAL INVESTMENTS (COST $170,265,668)                           176,100,640        73.9
                                                                             ------------       -----
              OTHER ASSETS IN EXCESS OF LIABILITIES                            62,351,084        26.1
                                                                             ------------       -----
              NET ASSETS                                                     $238,451,724       100.0%
                                                                             ------------       -----

*    Non-income producing security

**   Reflects rate at March 31, 2006 on variable rate instruments.

# Securities are valued at fair value. At March 31, 2006, $136,414,568 of securities were fair valued, representing 57.2% of net assets.

## Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.

+    Issuer in default.

++ Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.

@    Interest rate reflects yield at March 31, 2006 for zero coupon bonds.

PIK - Payment-in-kind security. Income may be paid in cash or securities, at the discretion of the issuer.

LIBOR - London Inter-Bank Offer Rate

NY Registered Shares- A foreign company's shares that are registered through their home office in New York.

As of March 31, 2006, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation   $  6,253,048
Aggregate gross unrealized depreciation       (418,076)
                                          ------------
Net unrealized appreciation               $  5,834,972
                                          ============
Federal income tax cost of investments    $170,265,668
                                          ============

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of March 31, 2006:

          CONTRACTS                                       UNREALIZED
         TO DELIVER   IN EXCHANGE FOR   MATURITY DATE   (DEPRECIATION)
         ----------   ---------------   -------------   --------------
Euro..   4,600,000     USD 5,562,780      6/15/2006        ($28,658)

YORK ENHANCED STRATEGIES FUND, LLC
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company's investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

     (b) None.

ITEM 3. EXHIBITS.

     Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC


By: /s/ Jeffrey A. Weber
    ---------------------------------
Name: Jeffrey A. Weber
Title: President

Date: May 30, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James G. Dinan
    ---------------------------------
Name: James G. Dinan
Title: Chief Executive Officer
       (principal executive officer)

Date: May 30, 2006


By: /s/ Adam J. Semler
    ---------------------------------
Name: Adam J. Semler
Title: Chief Financial Officer and
       Secretary (principal financial
       officer)

Date: May 30, 2006